CAPITAL STOCK (Details 1) - Series A Warrants [Member]	Oct. 03, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.90
Share price	$ 1.97
Expected life	1 year 6 months
Expected volatility	96.00%
Risk-free interest rate	5.32%
Dividend yield